Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$ (9)	$ 29	$ 19	$ 25
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(9)	(10)	(16)	(5)
Income tax benefit (expense) on cash flow hedges	4	(5)	(1)	(5)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	(14)	14	2	15
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(6)	(6)	(10)	(3)
Selling, general and administrative expenses
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	$ (3)	$ (4)	$ (6)	$ (2)